UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22986

Aberdeen Standard Investments ETFs

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 446-2020

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 to September 30, 2018

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.9%

U.S. TREASURY OBLIGATIONS - 97.9%
U.S. Treasury Bills
1.98%, 11/1/2018(a)	2,000,000	1,996,457
2.03%, 11/15/2018(a)(b)	42,500,000	42,389,699
1.99%, 11/23/2018(a)(b)	2,545,000	2,537,118
2.03%, 12/13/2018(a)	2,500,000	2,489,247
2.08%, 1/3/2019(a)	1,200,000	1,193,130
2.10%, 1/10/2019(a)	7,300,000	7,255,608
2.13%, 1/24/2019(a)	5,600,000	5,560,644
2.18%, 2/7/2019(a)	36,500,000	36,206,046
2.19%, 2/21/2019(a)(b)	10,100,000	10,009,130
2.21%, 3/14/2019(a)	20,200,000	19,990,419
2.32%, 3/21/2019(a)	18,150,000	17,953,004
2.29%, 3/28/2019(a)	2,300,000	2,273,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $149,879,715)		149,854,346

Total Investments - 97.9% (Cost $149,879,715)		149,854,346
Other Assets Less Liabilities - 2.1%		3,161,824
Net Assets - 100.0%		153,016,170

(a)	The rate shown was the current yield as of September 30, 2018.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.

See accompanying notes to consolidated schedules of portfolio investments.

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF

Consolidated Schedule of Portfolio Investments (concluded)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 :
Description	Number of Contracts	Expiration Date		Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Contracts Purchased
Natural Gas	449	10	/2018	USD	13,505,920	151,162
NY Harbor ULSD	66	10	/2018	USD	6,510,042	571,955
RBOB Gasoline	76	10	/2018	USD	6,657,554	602,252
WTI Crude Oil	185	10	/2018	USD	13,551,250	1,251,932
Brent Crude Oil	176	11	/2018	USD	14,474,240	808,743
LME Aluminum Base Metal(a)	127	11	/2018	USD	6,569,075	(49,075)
LME Nickel Base Metal(a)	57	11	/2018	USD	4,295,862	(440,532)
LME Zinc Base Metal(a)	57	11	/2018	USD	3,770,550	112,986
Soybean	189	11	/2018	USD	7,989,975	(1,144,906)
100 oz Gold	140	12	/2018	USD	16,746,801	(867,997)
Coffee 'C'	83	12	/2018	USD	3,188,756	(254,919)
Copper	136	12	/2018	USD	9,537,000	121,570
Corn	540	12	/2018	USD	9,618,750	(598,526)
Cotton No. 2	58	12	/2018	USD	2,214,730	(452,706)
KC HRW Wheat	90	12	/2018	USD	2,300,625	(375,492)
Lean Hogs	112	12	/2018	USD	2,595,040	104,227
Live Cattle	138	12	/2018	USD	6,560,520	187,903
Silver	65	12	/2018	USD	4,781,400	(228,770)
Soybean Meal	146	12	/2018	USD	4,511,400	(662,624)
Soybean Oil	210	12	/2018	USD	3,652,740	(237,534)
Wheat	234	12	/2018	USD	5,955,300	(795,686)
Sugar No. 11	314	2	/2019	USD	3,938,816	(342,761)
						(2,538,798)

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. The net unrealized depreciation on these contracts is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities. See Note 2.

Cash collateral in the amount of $17,024,730 was pledged to cover margin requirements for open futures contracts as of September 30, 2018.

Abbreviations

USD	US Dollar

See accompanying notes to consolidated schedules of portfolio investments.

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 96.9%

U.S. TREASURY OBLIGATIONS - 96.9%
U.S. Treasury Bills
2.08%, 12/20/2018(a)	450,000	447,877
2.05%, 12/27/2018(a)(b)	1,100,000	1,094,291
2.19%, 2/7/2019(a)(b)	1,715,000	1,701,188
2.33%, 3/28/2019(a)	500,000	494,314
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,738,224)		3,737,670

Total Investments - 96.9% (Cost $3,738,224)		3,737,670
Other Assets Less Liabilities - 3.1%		120,214
Net Assets - 100.0%		3,857,884

(a)	The rate shown was the current yield as of September 30, 2018.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.

See accompanying notes to consolidated schedules of portfolio investments.

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

Consolidated Schedule of Portfolio Investments (concluded)

September 30, 2018 (Unaudited)

Futures contracts outstanding as of September 30, 2018 :
Description	Number of Contracts	Expiration Date		Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Contracts Purchased
LME Aluminum Base Metal(a)	3	11	/2018	USD	155,175	(18,041)
LME Nickel Base Metal(a)	1	11	/2018	USD	75,366	(8,630)
LME Zinc Base Metal(a)	1	11	/2018	USD	66,150	(10,680)
Brent Crude Oil	4	1	/2019	USD	326,120	32,232
LME Aluminum Base Metal(a)	3	1	/2019	USD	154,388	(2,728)
LME Nickel Base Metal(a)	1	1	/2019	USD	75,708	(8,195)
LME Zinc Base Metal(a)	1	1	/2019	USD	65,175	1,032
100 oz Gold	3	2	/2019	USD	360,570	(4,819)
Lean Hogs	3	2	/2019	USD	79,020	14,009
Live Cattle	3	2	/2019	USD	147,360	7,059
Natural Gas	11	2	/2019	USD	321,530	7,096
NY Harbor ULSD	2	2	/2019	USD	196,980	9,347
RBOB Gasoline	2	2	/2019	USD	176,072	8,936
Sugar No. 11	8	2	/2019	USD	100,352	(17,640)
WTI Crude Oil	5	2	/2019	USD	362,550	21,926
Coffee 'C'	2	3	/2019	USD	79,388	(5,970)
Copper	4	3	/2019	USD	282,500	3,575
Corn	14	3	/2019	USD	257,600	(15,962)
Cotton No. 2	1	3	/2019	USD	38,645	(5,204)
KC HRW Wheat	2	3	/2019	USD	53,525	(8,295)
LME Aluminum Base Metal(a)	3	3	/2019	USD	155,231	(331)
LME Nickel Base Metal(a)	1	3	/2019	USD	76,080	(184)
LME Zinc Base Metal(a)	1	3	/2019	USD	64,750	5,571
Silver	2	3	/2019	USD	148,200	(7,486)
Soybean	5	3	/2019	USD	218,188	2,520
Soybean Meal	4	3	/2019	USD	123,440	(1,394)
Soybean Oil	5	3	/2019	USD	88,560	2,808
Wheat	6	3	/2019	USD	158,175	(21,121)
						(20,569)
Contracts Sold
LME Aluminum Base Metal(a)	(3)	11	/2018	USD	(155,175)	909
LME Nickel Base Metal(a)	(1)	11	/2018	USD	(75,366)	8,161
LME Zinc Base Metal(a)	(1)	11	/2018	USD	(66,150)	(2,068)
LME Aluminum Base Metal(a)	(3)	1	/2019	USD	(154,388)	651
LME Nickel Base Metal(a)	(1)	1	/2019	USD	(75,708)	200
LME Zinc Base Metal(a)	(1)	1	/2019	USD	(65,175)	(5,954)
						1,899
						(18,670)

(a)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. The net unrealized depreciation on these contracts is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities. See Note 2.

Cash collateral in the amount of $469,093 was pledged to cover margin requirements for open futures contracts as of September 30, 2018.

Abbreviations

USD	US Dollar

See accompanying notes to consolidated schedules of portfolio investments.

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF

Consolidated Schedule of Portfolio Investments

September 30, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.4%

U.S. TREASURY OBLIGATIONS - 94.4%
U.S. Treasury Bills
1.84%, 10/4/2018(a)	1,300,000	1,299,781
1.92%, 10/11/2018(a)	250,000	249,858
2.05%, 11/15/2018(a)	850,000	847,794
2.08%, 12/20/2018(a)(b)	500,000	497,640
2.18%, 2/7/2019(a)(b)	675,000	669,564
2.31%, 3/28/2019(a)	700,000	692,040
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,256,782)		4,256,677

Total Investments - 94.4% (Cost $4,256,782)		4,256,677
Other Assets Less Liabilities - 5.6%		252,865
Net Assets - 100.0%		4,509,542

(a)	The rate shown was the current yield as of September 30, 2018.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.

Futures contracts outstanding as of September 30, 2018 :
Description	Number of Contracts	Expiration Date		Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation ($)
Contracts Purchased
Brent Crude Oil	15	1	/2019	USD	1,222,950	123,514
Natural Gas	38	2	/2019	USD	1,110,740	24,863
NY Harbor ULSD	5	2	/2019	USD	492,450	24,219
RBOB Gasoline	6	2	/2019	USD	528,217	28,290
WTI Crude Oil	15	2	/2019	USD	1,087,650	65,774
						266,660

Cash collateral in the amount of $407,826 was pledged to cover margin requirements for open futures contracts as of September 30, 2018.

Abbreviations

USD	US Dollar

See accompanying notes to consolidated schedules of portfolio investments.

Aberdeen Standard Investments ETFs

Notes to Consolidated Schedules of Portfolio Investments

September 30, 2018 (Unaudited)

1.

Organization

Aberdeen Standard Investments ETFs (the “Trust”) (formerly known as ETFS Trust), was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of five series (collectively, the “Funds” or, individually, a “Fund”): Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (formerly known as ETFS Bloomberg All Commodity Strategy K-1 Free ETF), Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (formerly known as ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF), Aberdeen Standard Bloomberg Agriculture Commodity Strategy K-1 Free ETF (formerly known as ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF), Aberdeen Standard Bloomberg Energy Commodity Strategy K-1 Free ETF (formerly known as ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF) and Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF (formerly known as ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each of the Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF, Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF commenced investment operations on March 30, 2017. The Aberdeen Standard Bloomberg Agriculture Commodity Strategy K-1 Free ETF and Aberdeen Standard Bloomberg Energy Commodity Strategy K-1 Free ETF have not commenced investment operations.

Basis of Consolidation:

The accompanying Consolidated Schedules of Portfolio Investments of the Funds include the accounts of Aberdeen Standard All Commodity Fund Limited (formerly known as ETFS All Commodity Fund Limited), a wholly-owned controlled foreign corporation of the Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF, Aberdeen Standard All Commodity Longer Dated Fund Limited (formerly known as ETFS All Commodity Longer Dated Fund Limited), a wholly-owned controlled foreign corporation of the Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF and Aberdeen Standard Energy Longer Dated Fund Limited (formerly ETFS Energy Longer Dated Fund Limited), a wholly-owned controlled foreign corporation of the Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF organized under the laws of the Cayman Islands (together, the “Subsidiaries” and, each, a “Subsidiary”). All intercompany balances and transactions have been eliminated in consolidation. The commencement date of each of the Subsidiaries was March 30, 2017.

Under normal market conditions, each Fund intends to invest in exchange traded commodity futures contracts through the Subsidiary. As a means to provide investment returns that are highly correlated to those of the index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles (such as exchange traded funds and other investment companies), swaps and exchange traded options on futures contracts, to the extent permitted under the 1940 Act and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange traded commodities futures contracts, “Commodities Instruments”). Each Fund may invest up to 25% of its total assets in the Subsidiary. At September 30, 2018, the net assets of the Aberdeen Standard All Commodity Fund Limited were $37,075,953, which was 24.2% of the net assets of Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF. The net assets of the Aberdeen Standard All Commodity Longer Dated Fund Limited were $594,103, which was 15.4% of the net assets of Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF. The net assets of the Aberdeen Standard Energy Longer Dated Fund Limited were $621,980, which was 13.8% of the net assets of Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF.

Aberdeen Standard Investments ETFs

Notes to Consolidated Schedules of Portfolio Investments (continued)

September 30, 2018 (Unaudited)

Each Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the respective Subsidiary. Each Fund’s investment in the respective Subsidiary is intended to enable each Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as each Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. Each Fund and its respective Subsidiary have the same investment objective. However, the Subsidiaries may invest without limitation in the Commodities Instruments.

The remainder of each Fund’s assets that are not invested in its Subsidiary will principally invest in: (1) short-term investment grade fixed-income securities that include U.S. government securities and money market instruments; and (2) cash and other cash equivalents. Each Fund will use such instruments to generate a total return and to provide liquidity, serve as margin or otherwise collateralize investment in Commodity Instruments.

2.

Summary of Significant Accounting Policies

The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.

Aberdeen Standard Investments ETFs

Notes to Consolidated Schedules of Portfolio Investments (continued)

September 30, 2018 (Unaudited)

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

•

Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

•

Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•

Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For each of the Funds, there were no transfers between levels during the period ended September 30, 2018 and there were no Level 3 investments held for the period ended September 30, 2018.

Aberdeen Standard Investments ETFs

Notes to Consolidated Schedules of Portfolio Investments (continued)

September 30, 2018 (Unaudited)

The following is a summary of the valuations as of September 30, 2018, for each Fund based upon the three levels defined above.

	Level 1	Level 2	Total
	Futures Contracts*	U.S. Treasury Obligations	Investment Securities	Other Financial Instruments - Futures Contracts*
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF	$(2,538,798)	$149,854,346	$149,854,346	$(2,538,798)
Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	(18,670)	3,737,670	3,737,670	(18,670)
Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF	266,660	4,256,677	4,256,677	266,660

* These investments are recorded in the consolidated financial statements at the unrealized gain or loss on the investment.

Money Market Instruments

Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Derivatives

Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Funds’ use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

Aberdeen Standard Investments ETFs

Notes to Consolidated Schedules of Portfolio Investments (continued)

September 30, 2018 (Unaudited)

Commodity Futures

Each Fund may, through the Subsidiary, invest in exchange traded commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.

Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity.

More commonly, as futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. For more information on “rolling” refer to the “Roll Yield” section in Note 12.

Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).

Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts, their obligations will be to the clearing house and it will be the clearing house that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.

To ensure a party to a futures contract fulfils its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified by the terms of the futures contract. Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, in which situation margin payments will continue to be required.

Aberdeen Standard Investments ETFs

Notes to Consolidated Schedules of Portfolio Investments (continued)

September 30, 2018 (Unaudited)

When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract indicates that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any gain or loss on London Metal Exchange (“LME”) futures contracts is not realized until their respective maturity dates. At period end, the net unrealized appreciation and depreciation on LME futures contracts is shown as receivable for unsettled open futures contracts on the Consolidated Statements of Assets and Liabilities. Any margin deposited by a Subsidiary should earn interest income.

SEC guidance sets out certain requirements with respect to coverage of futures positions by registered investment companies which each Fund and each Subsidiary will comply with. This includes, in certain circumstances, the need to segregate cash or liquid securities on its books and records and to engage in other appropriate measures to ensure its obligations under particular futures or derivative contracts are covered. Cash settled futures contracts will require a Fund to segregate liquid assets in an amount equal to its daily mark-to-market (net) obligation under that contract. Any securities held in a segregated account or otherwise earmarked for these purposes may not be sold while a Fund maintains the relevant position, unless they are replaced with other permissible assets. Each Fund may also purchase put options as a means of covering its investments if they are on the same futures contract and their strike price is as high, or higher, than the price of the relevant contracts. Each Subsidiary may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

3.

Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives.

An investment is subject to the following risks:

●

Authorized Participants

The Funds have entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or for any reason be unable to create or redeem shares of the Funds and new Authorized Participants not appointed in their place, shares of the Funds may trade at a discount to that Fund’s net asset value and possibly face delisting.

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Cash Redemption Risk

Each Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the Funds to recognize investment income and/or capital gains that it might not have recognized if it had made redemption in-kind. As a result, the Funds may be less tax efficient and may have to pay out higher annual distributions than if the in-kind redemption process was used. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of a Fund on an exchange.

Aberdeen Standard Investments ETFs

Notes to Consolidated Schedules of Portfolio Investments (continued)

September 30, 2018 (Unaudited)

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Cayman Subsidiary

Changes in the laws of the United States (where the Funds are organized) and/or the Cayman Islands (where each Subsidiary is incorporated) could prevent a Fund and/or the relevant Subsidiary from operating as described in the Prospectus and the SAI and could negatively affect a Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on each Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require a Subsidiary to pay Cayman Islands taxes, this could lead to a decrease in the NAV of the Fund.

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Commodity Pool Regulatory Risk

Each Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and each Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

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Commodity Price Risk

The NAV of a Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts as explained in “Roll Yield” below.

Prices of commodity futures contracts fluctuate widely and have in the past experienced periods of extreme volatility and this may be affected by:

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commodity prices generally;

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trading activities on the exchanges upon which they trade, which might be impacted by the liquidity in the futures contracts; and

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trading activity specific to particular futures contract(s) and maturities.

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Energy Sector Risk

Through its exposure to energy commodities, the Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF is subject to the risks of the energy sector. The energy sector and energy futures contract prices may be adversely affected by changes to or trends that affect commodity prices, the imposition of import controls, and government regulations related to environmental protection, health and safety. Markets for various energy commodities may experience significant volatility, and are subject to control or manipulation by large producers or purchasers. In addition, companies in the energy sector and energy futures contract prices may be impacted by world events, economic conditions, energy supply and demand, commodity price volatility, labor relations, technological developments, competition from alternative energy sources, weather, natural disasters, and potential civil liabilities, such as environmental damage claims.

Aberdeen Standard Investments ETFs

Notes to Consolidated Schedules of Portfolio Investments (continued)

September 30, 2018 (Unaudited)

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Futures Contracts

The risk of loss in trading futures contracts in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not currently plan to use futures contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures by a Fund, through its Subsidiary, involves the risk of loss by the Subsidiary of margin deposits in the event of bankruptcy of a broker with whom the Subsidiary has an open position in the futures contract.

There is also liquidity risk that a particular future cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. If the Subsidiary encounters problems and it is not possible to close out the relevant positions, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. This could prevent a Subsidiary from being able to sell a security or make an investment at the optimum time or require it to sell that investment at a disadvantageous time. Due to liquidity risk in the underlying instruments, there is no assurance that any futures position can be sold or closed out at a time and price that is favorable to the Subsidiary.

Although it is intended that the Subsidiaries will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

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General Market Risk

An investment in the Funds should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions (see Commodity Price Risk). An investor in the Funds could lose money over short or long periods of time.

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Leverage Risk

Certain of the Funds’ investments in derivatives (through the Subsidiaries) may give rise to a form of economic leverage as changes in the value or level of the assets underlying those derivatives can result in an increase in the gains or losses on the investment held by the Funds which could lead to losses to the Funds of greater than the investment in the derivative instrument. The Funds and Subsidiaries will comply with SEC guidance which requires them to maintain segregated assets equal to the value of all such derivative investments but the impact of this economic leverage may cause the Fund to realize it positions in these or other portfolio investments to meet the associated obligations at a time when it may not be advantageous for the Fund to do so.

Aberdeen Standard Investments ETFs

Notes to Consolidated Schedules of Portfolio Investments (continued)

September 30, 2018 (Unaudited)

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Roll Yield

The Funds, through the Subsidiaries, expect to invest in futures contracts which, as they near expiry, need to be replaced with later dated contracts in a process known as “rolling”. As the exchange traded futures contracts approach expiration, they will be sold prior to their expiry date and similar contracts that have a later expiry date are purchased. Thus, for example, a futures contract purchased and held in August may specify October expiration. As time passes, the contract expiring in October may be replaced by a contract for delivery in November. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. If the market for these contracts is (putting aside other considerations) in “backwardation”, which means that the prices are lower in the distant delivery months than in the nearer delivery months, the sale of the October contract would take place at a price that is higher than the price of the November contract, thereby creating a “roll yield”. While some of the contracts a Fund may hold have historically exhibited consistent periods of backwardation, backwardation may not exist at all times. Moreover, certain commodities, such as gold, have historically traded in “contango” markets. Contango markets are those in which the prices of contracts are higher in the distant delivery months than in the nearer delivery months. The absence of backwardation and presence of contango in a particular commodity market could result in negative “roll yields”, which could adversely affect the value of a Fund which holds the relevant futures contracts. However, the existence of contango (or backwardation) in a particular commodity market does not automatically result in negative (or positive) “roll yields”. The actual realization of a potential roll yield will be dependent upon the shape of the futures curve. The term ‘futures curve’ refers to the relationship between the price of futures contracts over different futures contract maturity dates when plotted in a graph. If the relevant part of the commodity futures curve is in backwardation — a downward sloping futures curve — then, all other factors being equal, the price of a product or index holding that future will tend to rise over time as lower futures prices converge to higher spot prices. The opposite effect would occur for contango.

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U.S. Government Securities

U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed-income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

4.

Indemnifications

Under the Trust’s organizational documents, the Trustees (and its directors, employees and agents) and the Advisor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Aberdeen Standard Investments ETFs

Notes to Consolidated Schedules of Portfolio Investments (concluded)

September 30, 2018 (Unaudited)

5.

Subsequent Events

At a meeting held on September 12, 2018, the Board approved the following changes, effective October 1, 2018:

Current Trust Name	New Trust Name
ETFS Trust	Aberdeen Standard Investments ETFs

Current Fund Name	New Fund Name
ETFS Bloomberg All Commodity Strategy K-1 Free ETF	Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF	Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF
ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF (has not commenced investment operations)	Aberdeen Standard Bloomberg Agriculture Commodity Strategy K-1 Free ETF (has not commenced investment operations)
ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF (has not commenced investment operations)	Aberdeen Standard Bloomberg Energy Commodity Strategy K-1 Free ETF (has not commenced investment operations)

Additionally, the Subsidiaries of the active Funds also changed. ETFS All Commodity Fund Limited changed to Aberdeen Standard All Commodity Fund Limited, ETFS All Commodity Longer Dated Fund Limited changed to Aberdeen Standard All Commodity Longer Dated Funded Limited and ETFS Energy Longer Dated Fund Limited changed to Aberdeen Standard Energy Longer Dated Fund Limited.

In addition, effective October 1, 2018, the name of the Funds’ investment advisor changed from ETF Securities Advisors LLC to Aberdeen Standard Investments ETFs Advisors LLC.

Also, effective on or about October 1, 2018, the trust website changed from www.etfsus.com to www.aberdeenstandardetfs.us.

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Standard Investments ETFs

By:	/s/ Bev Hendry
Bev Hendry
President
November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry
President
November 26, 2018

By:	/s/ Andrea Melia
Andrea Melia
Principal Financial Officer and Treasurer
November 26, 2018